Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensatio n Table total for PEO ($)	Compensatio n actually paid to PEO ($)	Average summary compensation total for non- PEO NEOs ($)	Average compensation actually paid to non-PEO NEOs ($)	Value of initial fixed $100 investment based on:		Net Income ($000s)	Net Sales ($000s)
					Total shareholder return ($)	S&P 600 Capital Goods Industry Group TSR ($)
2023	5,006,785	9,619,347	1,154,361	2,422,754	229.53	191.84	177,623	1,168,518
2022	3,401,462	3,844,215	848,828	733,570	155.24	138.76	100,376	888,788
2021	2,912,108	5,480,646	1,064,856	1,400,334	162.64	145.03	58,758	534,517
2020	2,387,673	6,460,946	1,285,424	3,065,868	135.70	115.68	79,009	514,551

Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2023	Gary D. Fields	Rebecca A. Thompson, Stephen E. Wakefield, Gordon D. Wichman, Robert P. Teis
2022	Gary D. Fields	Rebecca A. Thompson, Stephen E. Wakefield, Larry G. Stewart, Gordon D. Wichman, Casey R. Kidwell
2021	Gary D. Fields	Norman H. Asbjornson, Scott M. Asbjornson, Rebecca A. Thompson, Stephen E. Wakefield, Larry G. Stewart
2020	Gary D. Fields	Norman H. Asbjornson, Scott M. Asbjornson, Rebecca A. Thompson, Stephen E. Wakefield

PEO Total Compensation Amount	$ 5,006,785	$ 3,401,462	$ 2,912,108	$ 2,387,673
PEO Actually Paid Compensation Amount	$ 9,619,347	3,844,215	5,480,646	6,460,946
Adjustment To PEO Compensation, Footnote	The table below provides the adjustments made to the Summary Compensation Table total compensation to arrive at the compensation actually paid for the PEO and the average for the Non-PEO NEOs:

	2020		2021		2022		2023
	PEO	Average for Non- PEO NEOs	PEO	Average for Non- PEO NEOs	PEO	Average for Non- PEO NEOs	PEO	Average for Non- PEO NEOs
Less: Fair value of equity awards reported in Summary Compensation Table for applicable year	(1,310,542)	(666,094)	(1,437,328)	(464,911)	(1,528,171)	(271,436)	(2,802,616)	(438,525)
Add: Fair value of equity awards granted in applicable year at year end	2,678,303	1,680,209	1,633,142	478,526	2,760,769	491,969	3,309,701	520,978
Change in fair value of unvested equity awards from prior years	2,088,973	601,986	1,944,716	420,880	(500,273)	(139,312)	3,566,691	945,328
Change in fair value of vested equity awards from prior years	614,783	163,694	424,930	11,506	(294,512)	(79,925)	531,390	237,614
Less: Fair value of equity awards forfeited during the covered year	—	—	—	(111,693)	—	(117,768)	—	—
Add: Dividends paid	1,756	649	3,078	1,170	4,940	1,214	7,396	2,998
Total Adjustments	4,073,273	1,780,444	2,568,538	335,478	442,753	(115,258)	4,612,562	1,268,393

Non-PEO NEO Average Total Compensation Amount	$ 1,154,361	848,828	1,064,856	1,285,424
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,422,754	733,570	1,400,334	3,065,868
Adjustment to Non-PEO NEO Compensation Footnote	The table below provides the adjustments made to the Summary Compensation Table total compensation to arrive at the compensation actually paid for the PEO and the average for the Non-PEO NEOs:

	2020		2021		2022		2023
	PEO	Average for Non- PEO NEOs	PEO	Average for Non- PEO NEOs	PEO	Average for Non- PEO NEOs	PEO	Average for Non- PEO NEOs
Less: Fair value of equity awards reported in Summary Compensation Table for applicable year	(1,310,542)	(666,094)	(1,437,328)	(464,911)	(1,528,171)	(271,436)	(2,802,616)	(438,525)
Add: Fair value of equity awards granted in applicable year at year end	2,678,303	1,680,209	1,633,142	478,526	2,760,769	491,969	3,309,701	520,978
Change in fair value of unvested equity awards from prior years	2,088,973	601,986	1,944,716	420,880	(500,273)	(139,312)	3,566,691	945,328
Change in fair value of vested equity awards from prior years	614,783	163,694	424,930	11,506	(294,512)	(79,925)	531,390	237,614
Less: Fair value of equity awards forfeited during the covered year	—	—	—	(111,693)	—	(117,768)	—	—
Add: Dividends paid	1,756	649	3,078	1,170	4,940	1,214	7,396	2,998
Total Adjustments	4,073,273	1,780,444	2,568,538	335,478	442,753	(115,258)	4,612,562	1,268,393

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	For the year ending December 31, 2023, the most important financial performance measures used to link compensation actually paid to our NEOs to Company performance were net sales, operating profit and our TSR. Our NEO's target total compensation is tied to performance goals aligned with our stockholders' interest. The majority of target compensation was weighted toward long-term equity performance and time-based awards and the financial performance metric was TSR. The short-term incentive program's funding metrics are net sales and operating profit.

Total Shareholder Return Amount	$ 229.53	155.24	162.64	135.70
Peer Group Total Shareholder Return Amount	191.84	138.76	145.03	115.68
Net Income (Loss)	$ 177,623,000	$ 100,376,000	$ 58,758,000	$ 79,009,000
Company Selected Measure Amount	1,168,518,000	888,788,000	534,517,000	514,551,000
PEO Name	Gary D. Fields	Gary D. Fields	Gary D. Fields	Gary D. Fields
Additional 402(v) Disclosure	All fair value calculations were performed in accordance with the provisions of FASB ASC Topic 718 and consistent with the methods utilized to calculate grant date fair values as disclosed in Note 14 - Share-Based Compensation to our consolidated financial statements in our Annual Report on Form 10-K for the year ended December 31, 2023. Non-qualified stock option fair values are calculated based on the Black-Scholes option pricing model. Adjustments have been made using our stock price as of each measurement date and updated assumptions for expected term, volatility, dividend yield and interest rates. Restricted stock award adjustments have been made using our stock price as of each measurement date and updated assumptions for interest rates and dividend yield and accrued dividends for vesting restricted stock awards. For PSUs, adjustments at each measurement date have been made based on the expected level of achievement with respect to the Company's TSR benchmarked against the S&P 600
Capital Goods Industry Group.

Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	net sales
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	operating profit
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	TSR
PEO | Equity Awards Reported In Summary Compensation Table For Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (2,802,616)	$ (1,528,171)	$ (1,437,328)	$ (1,310,542)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,309,701	2,760,769	1,633,142	2,678,303
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,566,691	(500,273)	1,944,716	2,088,973
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	531,390	(294,512)	424,930	614,783
PEO | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards, Dividends Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	7,396	4,940	3,078	1,756
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,612,562	442,753	2,568,538	4,073,273
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	long-term equity performance
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	time-based awards
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	net sales and operating profit
Non-PEO NEO | Equity Awards Reported In Summary Compensation Table For Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (438,525)	(271,436)	(464,911)	(666,094)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	520,978	491,969	478,526	1,680,209
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	945,328	(139,312)	420,880	601,986
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	237,614	(79,925)	11,506	163,694
Non-PEO NEO | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	(117,768)	(111,693)	0
Non-PEO NEO | Equity Awards, Dividends Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,998	1,214	1,170	649
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,268,393	$ (115,258)	$ 335,478	$ 1,780,444